Financial risk management - Financial assets and liabilities at fair value (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of financial assets [line items]
Financial asset at fair value through profit or loss	¥ 49,780	$ 7,812	¥ 19,609
Total	203,225		160,099
Level 1
Disclosure of financial assets [line items]
Total	7,082		10,292
Level 2
Disclosure of financial assets [line items]
Total	2,002		196
Level 3
Disclosure of financial assets [line items]
Total	194,141		149,611
Wealth Management Products
Disclosure of financial assets [line items]
Financial asset at fair value through profit or loss	144,361		130,002
Wealth Management Products | Level 3
Disclosure of financial assets [line items]
Financial asset at fair value through profit or loss	144,361		130,002
Equity security
Disclosure of financial assets [line items]
Financial asset at fair value through profit or loss	7,082		10,292
Equity security | Level 1
Disclosure of financial assets [line items]
Financial asset at fair value through profit or loss	7,082		10,292
Other Investments
Disclosure of financial assets [line items]
Financial asset at fair value through profit or loss	49,780		19,609
Other Investments | Level 3
Disclosure of financial assets [line items]
Financial asset at fair value through profit or loss	49,780		19,609
Foreign Currency Forwards
Disclosure of financial assets [line items]
Derivative financial instruments	2,002		196
Foreign Currency Forwards | Level 2
Disclosure of financial assets [line items]
Derivative financial instruments	¥ 2,002		¥ 196